Guarantor and Non-Guarantor Financial Information (Tables)	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Condensed Consolidating Financial Information

Condensed Supplemental Consolidated Balance Sheet

	March 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Current assets	130	160	825	144	(10)	1,249
Intercompany receivable	257	3,595	—	20	(3,872)	—
Property, plant and equipment, net	—	121	1,045	76	—	1,242
Other noncurrent assets	682	932	2,328	684	(2,035)	2,591

Total assets	$1,069	$4,808	$4,198	$924	$(5,917)	$5,082

Current liabilities	74	277	339	53	(11)	732
Intercompany payable	—	—	3,872	—	(3,872)	—
Noncurrent liabilities	1,310	3,961	118	8	(732)	4,665
Equity (deficit)	(315)	570	(131)	863	(1,302)	(315)

Total liabilities and equity (deficit)	$1,069	$4,808	$4,198	$924	$(5,917)	$5,082

	September 29, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Current assets	120	226	759	139	(11)	1,233
Intercompany receivable	243	3,800	74	—	(4,117)	—
Property, plant and equipment, net	—	113	1,023	80	—	1,216
Other noncurrent assets	262	809	2,353	749	(1,516)	2,657

Total assets	$625	$4,948	$4,209	$968	$(5,644)	$5,106

Current liabilities	18	278	315	48	(13)	646
Intercompany payable	—	—	3,966	151	(4,117)	—
Noncurrent liabilities	1,059	4,579	119	8	(853)	4,912
Equity (deficit)	(452)	91	(191)	761	(661)	(452)

Total liabilities and equity (deficit)	$625	$4,948	$4,209	$968	$(5,644)	$5,106

Condensed Supplemental Consolidated Statements of Operations

	Quarterly Period Ended March 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$137	$919	$94	$—	$1,150
Cost of sales	—	118	743	75	—	936
Selling, general and administrative expenses	—	7	60	8	—	75
Amortization of intangibles	—	3	22	2	—	27
Restructuring and impairment charges, net	—	—	1	—	—	1

Operating income (loss)	—	9	93	9	—	111
Debt extinguishment	—	48	—	—	—	48
Other income	—	(1)	—	—	—	(1)
Interest expense, net	11	8	49	(29)	22	61
Equity in net income of subsidiaries	(14)	(81)	—	—	95	—

Net income (loss) before income taxes	3	35	44	38	(117)	3
Income tax expense (benefit)	2	14	—	1	(15)	2

Net income (loss)	$1	$21	$44	$37	$(102)	$1

Comprehensive income (loss)	$1	$20	$44	$33	$(102)	$(4)

	Quarterly Period Ended March 31, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$140	$955	$88	$—	$1,183
Cost of sales	—	126	779	74	—	979
Selling, general and administrative expenses	—	15	61	8	—	84
Amortization of intangibles	—	3	22	1	—	26
Restructuring and impairment charges, net	—	—	2	1	—	3

Operating income (loss)	—	(4)	91	4	—	91
Other expense	—	2	—	—	—	2
Interest expense, net	14	10	66	(28)	21	83
Equity in net income of subsidiaries	(20)	(55)	—	—	75	—

Net income (loss) before income taxes	6	39	25	32	(96)	6
Income tax expense (benefit)	4	14	1	1	(16)	4

Net income (loss)	$2	$25	$24	$31	$(80)	$2

Comprehensive income (loss)	$2	$25	$24	$39	$(80)	$10

	Two Quarterly Periods Ended March 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$270	$1,768	$184	$—	$2,222
Cost of sales	—	255	1,437	139	—	1,831
Selling, general and administrative expenses	—	17	118	17	—	152
Amortization of intangibles	—	6	45	3	—	54
Restructuring and impairment charges, net	—	—	6	—	—	6

Operating income (loss)	—	(8)	162	25	—	179
Debt extinguishment	—	64	—	—	—	64
Other income	—	(4)	—	—	—	(4)
Interest expense, net	22	17	104	(60)	48	131
Equity in net income of subsidiaries	(10)	(143)	—	—	153	—

Net income (loss) before income taxes	(12)	58	58	85	(201)	(12)
Income tax expense (benefit)	(3)	24	(1)	1	(24)	(3)

Net income (loss)	$(9)	$34	$59	$84	$(177)	$(9)

Comprehensive income (loss)	$(9)	$34	$59	$82	$(177)	$(11)

Consolidating Statement of Cash Flows
Cash Flow from Operating Activities	$—	$(6)	$159	$12	$—	$165
Cash Flow from Investing Activities
Additions to property, plant, and equipment	—	(10)	(94)	(3)	—	(107)
Proceeds from disposal of assets	—	—	2	—	—	2
Investment in Parent	—	—	—	(21)	21	—
(Contributions) distributions to/from subsidiaries	(438)	417	—	—	21	—
Intercompany advances (repayments)	—	62	—	—	(62)	—
Investment in Issuer debt securities	—	—	—	—	—	—
Acquisition of business net of cash acquired	—	—	(20)	—	—	(20)

Net cash used in investing activities	(438)	469	(112)	(24)	(20)	(125)

Cash Flow from Financing Activities
Proceeds from long-term debt	—	1,392	—	—	—	1,392
Proceeds from issuance of common stock	4	—	—	—	—	4
Proceeds from initial public stock offering	438	—	—	—	—	438
Repayment of notes receivable	1	1	—	—	(1)	1
Payment of tax receivable agreement	(5)	(5)	—	—	5	(5)
Debt financing costs	—	(39)	—	—	—	(39)
Repayment of long-term debt	—	(1,881)	—	—	(21)	(1,902)
Changes in intercompany balances	—	—	(47)	(11)	58	—
Contribution from Issuer	—	—	—	21	(21)	—

Net cash provided by (used in) financing activities	438	(532)	(47)	10	20	(111)
Net increase in cash and cash equivalents	—	(69)	—	(2)	—	(71)
Cash and cash equivalents at beginning of period	—	66	—	21	—	87

Cash and cash equivalents at end of period	$—	$(3)	$—	$19	$—	$16

	Two Quarterly Periods Ended March 31, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$285	$1,863	$172	$—	$2,320
Cost of sales	—	275	1,555	134	—	1,964
Selling, general and administrative expenses	—	25	115	16	—	156
Amortization of intangibles	—	5	48	1	—	54
Restructuring and impairment charges, net	—	—	25	1	—	26

Operating income (loss)	—	(20)	120	20	—	120
Other income	—	(2)	—	—	—	(2)
Interest expense, net	26	21	131	(52)	40	166
Equity in net income of subsidiaries	18	(58)	—	—	40	—

Net income (loss) before income taxes	(44)	19	(11)	72	(80)	(44)
Income tax expense (benefit)	(15)	6	1	2	(9)	(15)

Net income (loss)	$(29)	$13	$(12)	$70	$(71)	$(29)

Comprehensive income (loss)	$(29)	$14	$(12)	$78	$(71)	$(20)

Consolidating Statement of Cash Flows
Cash Flow from Operating Activities	$—	$(36)	$189	$2	$—	$155
Cash Flow from Investing Activities
Additions to property, plant, and equipment	—	(11)	(91)	(4)	—	(106)
Proceeds from disposal of assets	—	—	8	—	—	8
Investment in Parent	—	—	—	(4)	4	—
(Contributions) distributions to/from subsidiaries	—	(4)	—	—	4	—
Intercompany advances (repayments)	—	119	—	—	(119)	—
Investment in Issuer debt securities	—	—	—	—	—	—
Acquisition of business net of cash acquired	—	—	7	—	—	7

Net cash used in investing activities	—	104	(76)	(8)	(111)	(91)

Cash Flow from Financing Activities
Proceeds from long-term debt	—	—	—	—	—	—
Repayment of long-term debt	—	(64)	—	—	(4)	(68)
Changes in intercompany balances	—	—	(118)	(1)	119	—
Contribution from Issuer	—	—	—	4	(4)	—
Purchases of common stock	—	(6)	—	—	—	(6)

Net cash provided by (used in) financing activities	—	(70)	(118)	3	111	(74)
Net increase in cash and cash equivalents	—	(2)	(5)	(3)	—	(10)
Cash and cash equivalents at beginning of period	—	20	5	17	—	42

Cash and cash equivalents at end of period	$—	$18	$—	$14	$—	$32

Condensed Supplemental Consolidated Statements Of Operations

Condensed Supplemental Consolidated Statements of Operations

	Fiscal 2012
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$579	$3,829	$358	$—	$4,766
Cost of sales	—	501	3,144	304	—	3,949
Selling, general and administrative expenses	—	53	329	35	—	417
Restructuring and impairment charges, net	—	1	29	1	—	31
Other operating expenses	—	28	7	9	—	44

Operating income (loss)	—	(4)	320	9	—	325
Other income	—	(7)	—	—	—	(7)
Interest expense, net	54	39	261	(110)	84	328
Equity in net income of subsidiaries	(58)	(173)	—	—	231	—

Net income (loss) before income taxes	4	137	59	119	(315)	4
Income tax expense (benefit)	2	46	1	3	(50)	2

Net income (loss)	$2	$91	$58	$116	$(265)	$2

Currency translation	—	—	—	6	—	6
Interest rate hedges	—	4	—	—	—	4
Defined benefit pension and retiree benefit plans	—	—	(14)	—	—	(14)
Provision for income taxes related to other comprehensive income items	—	(1)	6	—	—	5

Comprehensive income (loss)	$2	$94	$50	$122	$(265)	$3

	Fiscal 2011
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$695	$3,503	$363	$—	$4,561
Cost of sales	—	626	2,937	315	—	3,878
Selling, general and administrative expenses	—	56	295	30	—	381
Restructuring and impairment charges, net	—	30	190	1	—	221
Other operating expenses	—	—	11	28	—	39

Operating income (loss)	—	(17)	70	(11)	—	42
Other income	—	62	(1)	—	—	61
Interest expense, net	50	49	249	(77)	56	327
Equity in net income of subsidiaries	296	85	—	—	(381)	—

Net income (loss) before income taxes	(346)	(213)	(178)	66	325	(346)
Income tax expense (benefit)	(47)	16	(29)	2	11	(47)

Net income (loss)	$(299)	$(229)	$(149)	$64	$314	$(299)

Currency translation	—	—	—	(10)	—	(10)
Interest rate hedges	—	(8)	—	—	—	(8)
Defined benefit pension and retiree benefit plans	—	—	(14)	—	—	(14)
Provision for income taxes related to other comprehensive income taxes	—	2	5	—	—	7

Comprehensive income (loss)	$(299)	$(235)	$(158)	$54	$314	$(324)

	Fiscal 2010
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Net sales	$—	$758	$3,166	$333	$—	$4,257
Cost of sales	—	709	2,666	292	—	3,667
Selling, general and administrative expenses	—	63	285	31	—	379
Restructuring and impairment charges, net	—	15	24	2	—	41
Other operating expenses	—	12	17	17	—	46

Operating income (loss)	—	(41)	174	(9)	—	124
Other income	—	(19)	—	—	(8)	(27)
Interest expense, net	48	54	229	(51)	33	313
Equity in net income of subsidiaries	114	—	—	—	(114)	—

Net income (loss) before income taxes	(162)	(76)	(55)	42	89	(162)
Income tax expense (benefit)	(49)	(8)	(17)	4	21	(49)

Net income (loss)	$(113)	$(68)	$(38)	$38	$68	$(113)

Currency translation	—	—	—	6	—	6
Interest rate hedges	—	—	—	—	—	—
Defined benefit pension and retiree benefit plans	—	—	(12)	—	—	(12)
Provision for income taxes related to other comprehensive income items	—	—	7	—	—	7

Comprehensive income (loss)	$(113)	$(68)	$(43)	$44	$68	$(112)

Condensed Supplemental Consolidated Balance Sheet

Condensed Supplemental Consolidated Balance Sheet

As of fiscal year-end 2012

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$—	$66	$—	$21	$—	$87
Accounts receivable, net of allowance	—	60	336	59	—	455
Intercompany receivable	243	3,800	74	—	(4,117)	—
Inventories	—	83	414	38	—	535
Prepaid expenses and other current	120	17	9	21	(11)	156

Total current assets	363	4,026	833	139	(4,128)	1,233
Property, plant and equipment, net	—	113	1,023	80	—	1,216
Intangible assets, net	8	184	2,343	111	(10)	2,636
Investment in subsidiaries	254	615	—	—	(869)	—
Other assets	—	10	10	638	(637)	21

Total assets	$625	$4,948	$4,209	$968	$(5,644)	$5,106

Liabilities and equity
Current liabilities:
Accounts payable	$—	$84	$195	$27	$—	$306
Accrued and other current liabilities	18	159	120	16	(13)	300
Intercompany payable	—	—	3,966	151	(4,117)	—
Long-term debt-current portion	—	35	—	5	—	40

Total current liabilities	18	278	4,281	199	(4,130)	646
Long-term debt	736	4,542	—	3	(850)	4,431
Deferred tax liabilities	315	—	—	—	—	315
Other long-term liabilities	8	37	119	5	(3)	166

Total long-term liabilities	1,059	4,579	119	8	(853)	4,912

Total liabilities	1,077	4,857	4,400	207	(4,983)	5,558

Redeemable shares	23	—	—	—	23
Total equity	(475)	91	(191)	761	(661)	(475)

Total liabilities and equity	$625	$4,948	$4,209	$968	$(5,644)	$5,106

Condensed Supplemental Consolidated Balance Sheet

As of fiscal year-end 2011

	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Assets
Current assets:
Cash and cash equivalents	$—	$20	$5	$17	$—	$42
Accounts receivable, net of allowance	—	80	411	52	—	543
Intercompany receivable	159	4,078	—	—	(4,237)	—
Inventories	—	98	445	35	—	578
Prepaid expenses and other current	62	10	9	11	—	92

Total current assets	221	4,286	870	115	(4,237)	1,255
Property, plant and equipment, net	—	129	1,048	73	—	1,250
Intangible assets, net	5	207	2,447	52	(7)	2,704
Investment in subsidiaries	282	417	—	—	(699)	—
Other assets	—	—	7	511	(510)	8

Total assets	$508	$5,039	$4,372	$751	$(5,453)	$5,217
Liabilities and equity
Current liabilities:
Accounts payable	$—	$98	$231	$23	$—	$352
Accrued and other current liabilities	12	147	126	13	(12)	286
Intercompany payable	—	—	4,167	70	(4,237)	—
Long-term debt-current portion	—	32	—	2	12	46

Total current liabilities	12	277	4,524	108	(4,237)	684
Long-term debt	697	4,688	—	3	(807)	4,581
Deferred tax liabilities	233	—	—	—	—	233
Other long-term liabilities	17	68	97	5	(17)	170

Total long-term liabilities	947	4,756	97	8	(824)	4,984

Total liabilities	959	5,033	4,621	116	(5,061)	5,668

Redeemable shares	16	—	—		—	16
Total equity	(467)	6	(249)	635	(392)	(467)

Total liabilities and equity	$508	$5,039	$4,372	$751	$(5,453)	$5,217

Condensed Supplemental Consolidated Statements Of Cash Flows

Condensed Supplemental Consolidated Statements of Cash Flows

	Fiscal 2012
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Cash Flow from Operating Activities	$—	$(22)	$504	$(3)	$—	$479
Cash Flow from Investing Activities
Additions to property, plant, and equipment	—	(9)	(209)	(12)	—	(230)
Proceeds from disposal of assets	—	—	30	—	—	30
Investment in Parent	—	—	—	(4)	4	—
(Contributions) distributions to/from subsidiaries	16	(20)	—	—	4	—
Intercompany advances (repayments)	—	258	—	—	(258)	—
Investment in Issuer debt securities	—	—	—	—	—	—
Acquisition of business net of cash acquired	—	—	7	(62)	—	(55)

Net cash used in investing activities	16	229	(172)	(78)	(250)	(255)

Cash Flow from Financing Activities
Proceeds from long-term debt	—	—	—	2	—	2
Equity contributions	—	(6)	—	—	—	(6)
Repayment of long-term debt	(16)	(155)	—	—	(4)	(175)
Changes in intercompany balances	—	—	(337)	79	258	—
Contribution from Parent	—	—	—	4	(4)	—
Deferred financing costs	—	—	—	—	—	—

Net cash provided by (used in) financing activities	(16)	(161)	(337)	85	250	(179)

Net increase in cash and cash equivalents	—	46	(5)	4	—	45
Cash and cash equivalents at beginning of period	—	20	5	17	—	42

Cash and cash equivalents at end of period	$—	$66	$—	$21	$—	$87

	Fiscal 2011
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Cash Flow from Operating Activities	$2	$15	$322	$(11)	$(1)	$327

Cash Flow from Investing Activities
Additions to property, plant, and equipment	—	(16)	(138)	(6)	—	(160)
Proceeds from disposal of assets	—	—	5	—	—	5
Investment in Parent	—	—	—	—	—	—
(Contributions) distributions to/from subsidiaries	—	(39)	—	—	39	—
	—	166	—	—	(166)	—
Investment in Issuer debt securities	—	—	—	(39)	39	—
Acquisition of business net of cash acquired	—	(368)	—	—	—	(368)

Net cash used in investing activities	—	(257)	(133)	(45)	(88)	(523)

Cash Flow from Financing Activities
Proceeds from long-term debt	—	995	—	—	—	995
Equity contributions	(2)	(1)	—	—	1	(2)
Repayment of long-term debt	—	(841)	—	—	(39)	(880)
Changes in intercompany balances	—	—	(186)	20	166	—
Contribution from Parent	—	—	—	39	(39)	—
Deferred financing costs	—	(23)	—	—	—	(23)

Net cash provided by (used in) financing activities	(2)	130	(186)	59	89	90

Net increase in cash and cash equivalents	—	(112)	3	3	—	(106)
Cash and cash equivalents at beginning of period	—	132	2	14	—	148

Cash and cash equivalents at end of period	$—	$20	$5	$17	$—	$42

	Fiscal 2010
	Parent	Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total
Cash Flow from Operating Activities	$3	$37	$100	$(25)	$(3)	$112

Cash Flow from Investing Activities
Additions to property, plant, and equipment	—	(61)	(150)	(12)	—	(223)
Proceeds from disposal of assets	—	—	29	—	—	29
Investment in Parent	—	—	—	(25)	25	—
(Contributions) distributions to/from subsidiaries	—	(81)	—	—	81	—
Intercompany advances (repayments)	—	(71)	—	—	71	—
Investment in Issuer debt securities	—	—	—	(56)	56	—
Acquisition of business net of cash acquired	—	(658)	—	—	—	(658)

Net cash used in investing activities	—	(871)	(121)	(93)	233	(852)

Cash Flow from Financing Activities
Proceeds from long-term debt	—	1,097	—	—	—	1,097
Equity contributions	(3)	(3)	—	—	3	(3)
Repayment of long-term debt	—	(97)	—	—	(81)	(178)
Changes in intercompany balances	—	—	23	48	(71)	—
Contribution from Parent	—	—	—	81	(81)	—
Deferred financing costs	—	(38)	—	—	—	(38)

Net cash provided by (used in) financing activities	(3)	959	23	129	(230)	878

Net increase in cash and cash equivalents	—	125	2	11	—	138
Cash and cash equivalents at beginning of period	—	7	—	3	—	10

Cash and cash equivalents at end of period	$—	$132	$2	$14	$—	$148